SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended
	Sep. 15, 2025	Jun. 30, 2026 GBP (£) Segment	Jun. 30, 2025 GBP (£)	Dec. 31, 2022
Product Information [Line Items]
Reverse share split	1-for-4
Operating segment | Segment		1
Reportable segment | Segment		1
Cash equivalents | £		£ 0	£ 0
Amortized over an estimated useful life				10 years
Impairment of intangible assets | £		£ 0	£ 0
Three Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		74.00%	87.00%
Four Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		95.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			85.00%